Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We generally grant equity-based awards to our executive officers each February in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The compensation committee and/or our board of directors may also grant equity awards, including options, to eligible employees, directors, and consultants at other times of the year for new hires, in connection with promotions, or for retention or other purposes. Neither the compensation committee nor our board of directors grants equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation. In 2025, equity grants to our named executive officers consisted solely of time-based RSUs and performance-based RSUs; we did not grant options to our named executive officers in 2025.

Award Timing Method	We generally grant equity-based awards to our executive officers each February in connection with our annual compensation review and approval process, although the exact timing may change from year to year. The compensation committee and/or our board of directors may also grant equity awards, including options, to eligible employees, directors, and consultants at other times of the year for new hires, in connection with promotions, or for retention or other purposes.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the compensation committee nor our board of directors grants equity awards in anticipation of the release of material non-public information, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false